NOTE 4 - Trade Accounts Receivable	12 Months Ended
Dec. 31, 2025
Notes
NOTE 4 - Trade Accounts Receivable:	NOTE 4 – Trade Accounts Receivable:
	As at December 31,
	2025	2024
Credit-cards through Payment’s gateway	1,102	996
Unbilled receivables	879	120
Total	1,981	1,116